Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Defined Benefit Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT and certain of its subsidiaries' actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2022 to December 31, 2024. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs as at December 31, 2024 and 2023, and net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	17,964	15,883	22,298
Service costs	1,042	1,016	1,093
Interest costs on benefit obligation	1,043	1,065	1,173
Actuarial losses on obligations – experience	437	154	78
Actuarial losses (gains) on obligations – economic assumptions	(496)	2,303	(3,972)
Actual benefits paid/settlements	(2,744)	(2,848)	(102)
Curtailment and others	130	391	(4,685)
Present value of defined benefit obligations at end of the year	17,376	17,964	15,883
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	14,522	16,291	14,683
Actual contributions	3,201	4,507	6,359
Interest income on plan assets	1,019	1,138	983
Actual benefits paid/settlements	(2,820)	(2,510)	(5,313)
Return on plan assets (excluding amount included in net interest)	(1,937)	(4,904)	(421)
Fair value of plan assets at end of the year	13,985	14,522	16,291
Funded (unfunded) status – net	(3,391)	(3,442)	408
Accrued benefit costs	3,548	3,541	482
Prepaid benefit costs	157	99	890

	2024	2023	2022
Components of net periodic benefit costs:
Service costs	1,042	1,016	1,093
Interest costs - net	24	(73)	190
Curtailment/settlement losses and other adjustments	130	272	261
Net periodic benefit costs	1,196	1,215	1,544

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2024:

(in million pesos)
2025	229
2026	350
2027	372
2028	903
2029	834
2030 to 2034	11,947

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in percentage)
Rate of increase in compensation	5.7	5.7	5.7
Discount rate	6.2	6.0	7.3

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2024 and 2023, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	15,251
	(1)	(19,348)

Future salary increases	1	19,334
	(1)	(15,229)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,774	9,439
Shares of stock	1,983	2,017
Corporate bonds and loans receivable	303	2,287
Mutual funds	252	225
Government securities	4	10
Total noncurrent financial assets	13,316	13,978
Current Financial Assets
Cash and cash equivalents	409	399
Receivables	103	42
Total current financial assets	512	441
Total PLDT’s Plan Assets	13,828	14,419
Subsidiaries Plan Assets	157	103
Total Plan Assets of Defined Benefit Pension Plans	13,985	14,522

Defined Benefit Pension Plans [Member] | Shares of Stocks [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Common shares
PSE	1,093	1,134
PLDT	34	34
Others	496	489
Preferred shares	360	360
	1,983	2,017

Defined Benefit Pension Plans [Member] | Unlisted Equity Investments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

Unquoted Equity Investments

As at December 31, 2024 and 2023, this account consists of:

	2024	2023	2024	2023
	(Percentage of Ownership)		(in million pesos)
MediaQuest	100	100	7,304	8,507
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100	100	722	672
BTFHI	100	100	2,748	260
			10,774	9,439

Defined Benefit Pension Plans [Member] | Investment Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in percentage)
Investments in listed and unlisted equity securities	92	79
Temporary cash investments	3	3
Debt and fixed income securities	2	16
Mutual funds	2	2
Receivables and other assets	1	—
	100	100

Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2023 to December 31, 2024. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Changes in the present value of defined contribution obligations:
Present value of defined contribution obligations at beginning of the year	2,800	2,777	3,264
Service costs	294	262	262
Interest costs on contribution obligation	174	210	156
Actuarial losses (gains) – economic assumptions	(1)	8	(20)
Actuarial losses (gains) – experience	254	(98)	(216)
Actual benefits paid/settlements	(89)	(344)	(396)
Curtailment and others	(197)	(15)	(273)
Present value of defined contribution obligations at end of the year	3,235	2,800	2,777
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,618	3,485	4,137
Actual contributions	243	248	299
Interest income on plan assets	223	261	213
Return on plan assets (excluding amount included in net interest)	56	(4)	(322)
Actual contribution paid/settlements	(87)	(372)	(842)
Fair value of plan assets at end of the year	4,053	3,618	3,485
Funded status – net	818	818	708
Prepaid contribution costs (Note 18)	818	818	708

	2024	2023	2022
Components of net periodic contribution costs:
Service costs	294	262	262
Interest costs - net	(49)	(51)	(57)
Net periodic contribution costs	245	211	205

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2024:

(in million pesos)
2025	119
2026	187
2027	201
2028	275
2029	284
2030 to 2034	2,531

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in percentage)
Rate of increase in compensation	5.0	5.0	5.0
Discount rate	6.3	7.3	7.3

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined contribution obligation as at December 31, 2024 and 2023, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in percentage)	(in million pesos)
Discount rate	1	32
	(1)	(32)

Future salary increases	(1)	(32)
	1	32

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,655	2,471
International equities	854	723
Philippine foreign currency bonds	753	670
Domestic equities	738	613
International fixed income	295	259
Total noncurrent financial assets	5,295	4,736
Current Financial Assets
Cash and cash equivalents	284	217
Total current financial assets	284	217
Total plan assets	5,579	4,953
Less: Employee’s share, forfeitures and mandatory reserve account	1,526	1,335
Total Plan Assets of Defined Contribution Plans	4,053	3,618

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in percentage)
Investments in debt and fixed income securities and others	71	73
Investments in listed and unlisted equity securities	29	27
	100	100